Income Taxes (Details 2) - USD ($)	Jun. 30, 2017	Jun. 30, 2016
Current portion:
Operating loss carryforward	$ 207,868	$ 207,868
Accrued receivable	402,605	483,896
Corporation Income Tax in accordance with the PRC State Administration of Taxation	(633,409)	(667,851)
Net deferred tax (liabilities) assets	$ (22,936)	$ 23,913